Adoption of New And Revised Standards	12 Months Ended
Dec. 31, 2023
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Adoption of New And Revised Standards
2	ADOPTION OF NEW AND REVISED STANDARDS
New and amended International Financial Reporting Standards (“IFRS”) that are effective for the current year
In 2023, the Group adopted all new and revised IFRS pronouncements that are mandatorily effective and are relevant to its operations. The adoption of these new and revised IFRS pronouncements did not result in changes to the Group’s accounting policies and has no material effect on the disclosures or on the amounts reported for the current or prior years.
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements—Disclosure of Accounting Policies
The Group has adopted the amendments to IAS 1
Presentation of Financial Statements
(“IAS 1”) for the first time in the current year. The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.
The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material. The IASB has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2. The Company has adopted the amendments to IAS 1 and has replaced its significant accounting policies with material accounting policy information.

New and revised IFRS Standards in issue but not yet effective
At the date of authorization of these financial statements, the Group has not applied the following new and revised IFRS that have been issued but are not yet effective:

Amendments to IFRS 10 and International Accounting Standards (“IAS”) 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 2

Amendments to IFRS 16	Lease liability in a Sales and Leaseback 1

Amendments to IAS 1	Classification of Liabilities as Current or Non-current 1

Amendments to IAS 1	Non-current liabilities with Covenants 1

IFRS 18	Presentation and Disclosure in Financial Statements 3

1	Effective for annual periods beginning on or after January 1, 2024, with early application permitted.
2	The effective date for this amendment was deferred indefinitely. Early adoption continues to be permitted.
3	Effective for annual periods beginning on or after January 1, 2027.
Except for IFRS 18 for which management is currently assessing the impact on initial application, management does not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Group in the period of initial application.